                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07117

                      Morgan Stanley Limited Duration Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2006

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                    COUPON   MATURITY
THOUSANDS                                                     RATE      DATE        VALUE
---------                                                    ------   --------   -----------
            CORPORATE BONDS (50.3%)
            Aerospace & Defense (0.6%)
   $  435   McDonnell Douglas Corp.                           6.875%  11/01/06   $   440,412
      330   Northrop Grumman Corp.                            4.079   11/16/06       327,908
       65   Raytheon Co.                                       6.15   11/01/08        66,792
       55   Raytheon Co.                                       6.75   08/15/07        56,175
      275   Raytheon Co.                                       8.30   03/01/10       306,712
                                                                                 -----------
                                                                                   1,197,999
                                                                                 -----------
            Air Freight/Couriers (0.2%)
      385   Fedex Corp.                                        2.65   04/01/07       374,493
                                                                                 -----------
            Airlines (0.3%)
      435   Southwest Airlines Co. (Series 01-1)              5.496   11/01/06       436,385
                                                                                 -----------
            Auto Parts: O.E.M. (0.3%)
      530   Johnson Controls, Inc.                             5.00   11/15/06       528,896
                                                                                 -----------
            Beverages: Alcoholic (0.2%)
      460   Miller Brewing Co. - 144A*                         4.25   08/15/08       450,608
                                                                                 -----------
            Building Products (0.4%)
      200   Masco Corp.                                       4.625   08/15/07       198,145
      565   Masco Corp.                                        6.75   03/15/06       566,143
                                                                                 -----------
                                                                                     764,288
                                                                                 -----------
            Cable/Satellite TV (0.8%)
      710   Comcast Cable Communications, Inc.                6.875   06/15/09       744,030
      427   Cox Communications Inc.                           5.039+  12/14/07       430,394
      250   Cox Communications Inc.                            7.75   08/15/06       253,101
                                                                                 -----------
                                                                                   1,427,525
                                                                                 -----------
            Casino/Gaming (0.3%)
      455   Harrahs Operation Co Inc.                         7.125   06/01/07       465,600
                                                                                 -----------
            Chemicals: Major Diversified (0.1%)
      275   ICI Wilmington Inc.                               4.375   12/01/08       267,389
                                                                                 -----------
            Containers/Packaging (0.1%)
      145   Sealed Air Corp. - 144A*                           6.95   05/15/09       151,446
                                                                                 -----------
            Department Stores (0.5%)
      160   Federated Department Stores, Inc.                  6.30   04/01/09       164,658
      820   May Department Stores Co., Inc.                    3.95   07/15/07       805,392
                                                                                 -----------
                                                                                     970,050
                                                                                 -----------
            Drugstore Chains (0.6%)
      100   CVS Corp.                                         3.875   11/01/07        98,006
    1,055   CVS Corp.                                         5.625   03/15/06     1,055,633
                                                                                 -----------
                                                                                   1,153,639
                                                                                 -----------
            Electric Utilities (8.5%)
      415   Ameren Corp.                                      4.263   05/15/07       409,930
      385   Appalachian Power Co. (Series G)                   3.60   05/15/08       372,253
    1,175   Carolina Power & Light Company Inc.                6.80   08/15/07     1,204,022
      480   CC Funding Trust I                                 6.90   02/16/07       488,158
      710   Columbus Southern Power Co.                        4.40   12/01/10       684,246
    2,120   Consolidated Natural Gas Co. (Series B)           5.375   11/01/06     2,123,981
      350   Consumers Energy Co.                               4.80   02/17/09       345,216
    1,055   DTE Energy Co.                                     6.45   06/01/06     1,059,734
      335   Duke Energy Corp.                                  3.75   03/05/08       326,114
      185   Entergy Gulf States, Inc.                          3.60   06/01/08       177,932
      295   Entergy Gulf States, Inc.                          4.81+  12/01/09       288,271
      440   Exelon Corp.                                       6.75   05/01/11       466,995

    1,295   FPL Group Capital Inc.                             3.25   04/11/06     1,291,118
      605   FPL Group Capital Inc.                            5.551   02/16/08       609,584
    1,090   Pacific Gas & Electric Co.                         3.60   03/01/09     1,043,278
      165   Panhandle Eastern Pipe Line Co. (Series B)         2.75   03/15/07       160,572
      595   Peco Energy Co.                                    3.50   05/01/08       574,248
    1,365   Pinnacle West Capital Corp.                        6.40   04/01/06     1,369,159
    1,935   Public Service Electric & Gas Co.                 4.629+  06/23/06     1,935,176
      450   Southwestern Public Service Company                6.20   03/01/09       464,016
      345   Wisconsin Electric Power Co.                       3.50   12/01/07       335,739
                                                                                 -----------
                                                                                  15,729,742
                                                                                 -----------
            Electrical Products (0.3%)
      480   Cooper Industries Inc.                             5.25   07/01/07       480,701
                                                                                 -----------
            Environmental Services (0.2%)
      360   WMX Technologies, Inc.                             7.00   10/15/06       364,909
                                                                                 -----------
            Finance/Rental/Leasing (3.8%)
      840   American Honda Finance Corp. - 144A*               3.85   11/06/08       815,216
      545   CIT Group, Inc.                                   2.875   09/29/06       538,076
      695   CIT Group, Inc.                                    4.75   08/15/08       691,221
      710   Countrywide Home Loans, Inc. (Series MTN)          3.25   05/21/08       681,070
    1,310   Ford Motor Credit Co.                             6.875   02/01/06     1,310,000
      355   MBNA Corp.                                        4.721+  05/05/08       358,052
      375   MBNA Corp.                                        6.125   03/01/13       394,736
    1,360   Nationwide Buildings Society - 144A*
               (United Kingdom)                               2.625   01/30/07     1,329,365
      410   Residential Capital Corp                          6.125   11/21/08       414,445
      600   SLM Corp.                                          4.00   01/15/10       575,971
                                                                                 -----------
                                                                                   7,108,152
                                                                                 -----------
            Financial Conglomerates (3.8%)
      920   Bank One NA Illinois                              4.391+  05/05/06       920,478
      145   Chase Manhattan Corp.                              7.00   11/15/09       154,389
    1,780   Citigroup Global Markets Inc.                      4.59+  12/12/06     1,782,542
      595   Citigroup Inc.                                     5.50   08/09/06       597,148
      715   General Electric Capital Corp.                     4.25   12/01/10       691,321
      535   General Electric Capital Corp.                    5.375   03/15/07       537,733
      815   ING Security Life Institutional - 144A*            2.70   02/15/07       793,035
    1,045   Pricoa Global Funding I - 144A*                    3.90   12/15/08     1,013,446
      610   Prudential Insurance Co. - 144A*                  6.375   07/23/06       614,111
                                                                                 -----------
                                                                                   7,104,203
                                                                                 -----------
            Food Retail (1.1%)
    1,780   Kroger Co.                                        7.625   09/15/06     1,803,717
      290   Safeway Inc.                                       7.50   09/15/09       308,914
                                                                                 -----------
                                                                                   2,112,631
                                                                                 -----------
            Food: Major Diversified (1.2%)
      565   General Mills Inc.                                3.875   11/30/07       553,416
      335   Heinz (H.J.) Co. - 144A*                          6.428   12/01/08       344,992
    1,270   Kraft Foods Inc.                                   5.25   06/01/07     1,271,886
                                                                                 -----------
                                                                                   2,170,294
                                                                                 -----------
            Forest Products (0.0%)
       57   Weyerhaeuser Co.                                  6.125   03/15/07        57,470
                                                                                 -----------
            Gas Distributors (0.8%)
      320   NiSource Finance Corp.                             4.95+  11/23/09       321,369
       88   Ras Laffan Liquid Natural Gas Co. Ltd. - 144A*
               (Qatar)                                        7.628   09/15/06        88,998
    1,025   Sempra Energy                                      4.75   05/15/09     1,010,801
                                                                                 -----------
                                                                                   1,421,168
                                                                                 -----------
            Home Furnishings (0.2%)
      450   Mohawk Industries, Inc. (Class C)                  6.50   04/15/07       455,894
                                                                                 -----------
            Hotels/Resorts/Cruiselines (0.4%)
      545   Hyatt Equities LLC - 144A*                        6.875   06/15/07       554,262
      210   Starwood Hotels & Resorts Worldwide, Inc.         7.375+  05/01/07       216,037
                                                                                 -----------
                                                                                     770,299
                                                                                 -----------

            Household/Personal Care (0.3%)
      510   Clorox Co. (The)                                  4.614+  12/14/07       511,195
                                                                                 -----------
            Industrial Conglomerates (1.0%)
    1,445   Honeywell International, Inc.                     5.125   11/01/06     1,446,032
      270   Textron Financial Corp.                           4.125   03/03/08       265,631
                                                                                 -----------
                                                                                   1,711,663
                                                                                 -----------
            Insurance Brokers/Services (0.7%)
    1,265   Marsh & McLennan Companies Inc.                   5.375   03/15/07     1,264,758
                                                                                 -----------
            Integrated Oil (0.7%)
    1,228   Conoco Funding Co. (Canada)                        5.45   10/15/06     1,231,837
                                                                                 -----------
            Investment Banks/Brokers (1.1%)
    1,055   Goldman Sachs Group Inc. (The)                    4.125   01/15/08     1,037,652
      917   Lehman Brothers Holdings, Inc.                     8.25   06/15/07       955,552
                                                                                 -----------
                                                                                   1,993,204
                                                                                 -----------
            Investment Managers (1.1%)
    1,240   TIAA Global Markets - 144A*                       3.875   01/22/08     1,214,813
      750   TIAA Global Markets - 144A*                        5.00   03/01/07       749,462
                                                                                 -----------
                                                                                   1,964,275
                                                                                 -----------
            Life/Health Insurance (2.5%)
    1,540   Genworth Financial, Inc.                          4.641+  06/15/07     1,543,329
      585   John Hancock Financial Services, Inc.             5.625   12/01/08       595,126
      450   John Hancock Global Funding - 144A*               5.625   06/27/06       451,255
    1,255   Met Life Global Funding I - 144A*                 3.375   10/05/07     1,221,022
      355   Monumental Global Funding II - 144A*               3.85   03/03/08       347,184
      350   Monumental Global Funding II - 144A               4.375   07/30/09       341,758
                                                                                 -----------
                                                                                   4,499,674
                                                                                 -----------
            Major Banks (4.5%)
    1,290   ABN Amro Bank (Netherlands)                        4.39+  05/11/07     1,291,522
      800   Bank of America Corp.                             3.375   02/17/09       764,269
      265   Bank of America Corp.                              4.75   10/15/06       264,833
       80   Bank of America Corp.                              5.25   02/01/07        80,280
      285   Bank of New York Co., Inc. (The)                   5.20   07/01/07       285,847
      955   Branch Banking & Trust Corp.                       4.51+  06/04/07       956,272
      500   Huntington National Bank                           2.75   10/16/06       492,408
      895   Key Bank NA                                       7.125   08/15/06       904,589
    1,420   Suntrust Bank Atlanta                              7.25   09/15/06     1,438,930
      180   Wachovia Corp.                                    3.625   02/17/09       173,315
      880   Wachovia Corp.                                     4.95   11/01/06       879,647
      825   Wells Fargo Co.                                    4.54+  03/03/06       824,984
                                                                                 -----------
                                                                                   8,356,896
                                                                                 -----------
            Major Telecommunications (1.6%)
      325   Deutsche Telekom International Finance Corp.
               (Netherlands)                                   8.00+  06/15/10       360,525
    1,365   GTE Corp.                                          6.36   04/15/06     1,368,548
      385   Telecom Italia Capital SpA (Luxembourg)            4.00   11/15/08       372,933
      740   Verizon Global Funding Corp.                      6.125   06/15/07       750,783
                                                                                 -----------
                                                                                   2,852,789
                                                                                 -----------

            Managed Health Care (1.0%)
      620   Aetna, Inc.                                       7.375         03/01/06           621,218
      480   UnitedHealth Group Inc.                           4.125         08/15/09           466,663
      685   WellPoint Health Networks Inc.                    6.375         06/15/06           688,580
                                                                                            ----------
                                                                                             1,776,461
                                                                                            ----------
            Media Conglomerates (1.0%)
    1,410   Time Warner, Inc.                                 6.125         04/15/06         1,412,933
      340   Time Warner, Inc.                                  6.15         05/01/07           343,880
                                                                                            ----------
                                                                                             1,756,813
                                                                                            ----------
            Medical Specialties (0.3%)
      605   Baxter International Inc.                         5.196         02/16/08           605,713
                                                                                            ----------
            Motor Vehicles (0.6%)
      295   DaimlerChrysler North American Holdings Co.        4.05         06/04/08           286,928
      860   DaimlerChrysler North American Holdings Co.        6.40         05/15/06           863,183
                                                                                            ----------
                                                                                             1,150,111
                                                                                            ----------
            Multi-Line Insurance (1.3%)
    1,265   American General Finance Corp. (Series MTNF)      5.875         07/14/06         1,271,147
      340   Hartford Financial Services Group, Inc. (The)     2.375         06/01/06           337,270
      500   International Lease Finance Corp.                  3.75         08/01/07           490,500
      310   International Lease Finance Corp.                 4.625         06/02/08           306,698
                                                                                            ----------
                                                                                             2,405,615
                                                                                            ----------
            Oil & Gas Pipelines (0.3%)
      555   Enbridge Energy Partners                           4.00         01/15/09           535,388
                                                                                            ----------
            Other Consumer Services (0.3%)
      565   Cendant Corp.                                      6.25         01/15/08           574,283
                                                                                            ----------
            Other Metals/Minerals (0.1%)
      245   Brascan Corp.                                     8.125         12/15/08           263,706
                                                                                            ----------
            Property - Casualty Insurers (1.5%)
      845   Allstate Finance Global Funding II - 144A*        2.625         10/22/06           829,665
      815   Mantis Reef Ltd. - 144A* (Australia)              4.692         11/14/08           799,421
      255   Platinum Underwriters Finance Holdings, Ltd.      6.371         11/16/07           255,373
      405   St. Paul Travelers Companies, Inc. (The)           5.01         08/16/07           403,998
      500   XLLIAC Global Funding - 144A*                      4.80         08/10/10           492,138
                                                                                            ----------
                                                                                             2,780,595
                                                                                            ----------
            Pulp & Paper (0.4%)
      365   International Paper Co.                            3.80         04/01/08           353,565
      375   Sappi Papier Holding AG - 144A* (Austria)          6.75         06/15/12           351,847
                                                                                            ----------
                                                                                               705,412
                                                                                            ----------
            Railroads (1.1%)
      385   Burlington North Santa Fe Railway Co.             6.125         03/15/09           397,005
      270   Norfolk Southern Corp.                             7.35         05/15/07           277,997
      285   Union Pacific Corp.                               3.625         06/01/10           268,367
    1,120   Union Pacific Corp. (Series MTNE)                  6.79         11/09/07         1,153,136
                                                                                            ----------
                                                                                             2,096,505
                                                                                            ----------
            Real Estate Development (0.9%)
      389   World Financial Properties - 144A*                 6.95         09/01/13           407,633
    1,162   World Financial Properties - 144A*
            (Series 1996 WFP- B)                               6.91         09/01/13         1,217,990
                                                                                            ----------
                                                                                             1,625,623
                                                                                            ----------
            Real Estate Investment Trusts (0.4%)
      440   EOP Operating LP                                  6.763         06/15/07           447,770
      295   EOP Operating LP                                  8.375         03/15/06           296,193
                                                                                            ----------
                                                                                               743,963
                                                                                            ----------
            Regional Banks (0.7%)
      845   US Bancorp                                         5.10         07/15/07           846,492
      525   US Bank NA                                         2.85         11/15/06           516,867
                                                                                            ----------
                                                                                             1,363,359
                                                                                            ----------

            Savings Banks (1.2%)
      420   Household Finance Corp.                           4.125         12/15/08           409,498
    1,010   Household Finance Corp.                            6.40         06/17/08         1,039,254
      150   Sovereign Bank (Series CD)                         4.00         02/01/08           147,255
      255   Washington Mutual Inc.                             7.50         08/15/06           258,584
      310   Washington Mutual Inc.                             8.25         04/01/10           343,269
                                                                                            ----------
                                                                                             2,197,860
                                                                                            ----------
            Trucks/Construction/Farm Machinery (0.7%)
      500   Caterpillar Financial Services Corp.
               (Series MTNF)                                  3.625         11/15/07           488,765
      525   John Deere Capital Corp.                          3.375         10/01/07           511,470
      360   John Deere Capital Corp.                           4.50         08/22/07           357,248
                                                                                            ----------
                                                                                             1,357,483
                                                                                            ----------
            Wireless Telecommunications (0.3%)
      580   Vodafone Group PLC (United Kingdom)               4.611+        12/28/07           580,174
                                                                                            ----------
            TOTAL CORPORATE BONDS (Cost $96,633,208)                                        92,869,136
                                                                                            ----------
            ASSET-BACKED SECURITIES (18.5%)
            Finance/Rental/Leasing
    3,800   BMW Vehicle Owner Trust 2005-A A3                  4.04         02/25/09         3,765,294
    1,600   Capital One Multi-Asset Execution Trust
               2005-A2 A2                                      4.05         02/15/11         1,573,656
      566   Chase Manhattan Auto Owner Trust 2002-B A4         4.21         01/15/09           566,324
    4,000   Chase Manhattan Auto Owner Trust 2003-C A4         2.94         06/15/10         3,908,034
    1,800   Chase Manhattan Auto Owner Trust 2004-A A4         2.83         09/15/10         1,745,317
    1,450   CNH Equipment Trust 2005-A A3                      4.02         04/15/09         1,433,755
    3,700   Daimler Chrysler Auto Trust 2004-A A4              2.58         04/08/09         3,597,085
    1,600   Daimler Chrysler Auto Trust 2005-B A3              4.04         09/08/09         1,582,023
    1,425   Ford Credit Auto Owner Trust 2005B A3              4.17         01/15/09         1,413,702
      762   Harley-Davidson Motorcycle Trust 2002-2 A2         3.09         06/15/10           753,088
    3,146   Harley-Davidson Motorcycle Trust 2003-3 A2         2.76         05/15/11         3,097,295
      725   Hertz Vehicle Financing LLC 2005-2A A2             4.93         02/25/10           723,641
    1,000   Merrill Auto Trust Securitization 2005-1 A3        4.10         08/25/09           988,073
    1,500   Nissan Auto Receivables Owner Trust 2004-A A4      2.76         07/15/09         1,454,521
    1,500   Nissan Auto Receivables Owner Trust 2005-B A3      3.99         07/15/09         1,482,263
    1,775   USAA Auto Owner Trust 2005-1 A3                    3.90         07/15/09         1,754,764
    2,150   USAA Auto Owner Trust 2005-3 A3                    4.55         02/16/10         2,138,483
    1,125   Wachovia Auto Owner Trust 2005-A A3                4.06         09/21/09         1,112,390
    1,000   Wachovia Auto Owner Trust 2005-B A3                4.79         04/20/10           998,493
                                                                                            ----------
            TOTAL ASSET-BACKED SECURITIES
               (Cost $34,638,816)                                                           34,088,201
                                                                                            ----------
            U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED
               SECURITIES (17.9%)
       19   Federal Home Loan Mortgage Corp. PC Gold           6.50    07/01/29-09/01/29        19,366
    3,478   Federal Home Loan Mortgage Corp. PC Gold           7.50    10/01/26-08/01/32     3,649,296
    1,012   Federal Home Loan Mortgage Corp. ARM              3.535         07/01/34           986,411
    1,650   Federal Home Loan Mortgage Corp. ARM              4.139         08/01/34         1,630,086
    1,165   Federal National Mortgage Assoc.                   6.50    01/01/29-07/01/32     1,197,739
    6,937   Federal National Mortgage Assoc.                   7.00    02/01/26-01/01/36     7,214,451
      826   Federal National Mortgage Assoc.                   7.50    09/01/29-09/01/32       865,037
    1,044   Federal National Mortgage Assoc. ARM              3.593         07/01/34         1,032,595
      543   Federal National Mortgage Assoc. ARM              3.765         06/01/34           541,253
    1,428   Federal National Mortgage Assoc. ARM              4.109         09/01/34         1,416,440
    1,691   Federal National Mortgage Assoc. ARM              4.209         05/01/35         1,678,451

    1,539   Federal National Mortgage Assoc. ARM               4.30         04/01/35         1,522,394
    1,321   Federal National Mortgage Assoc. ARM              4.354         05/01/35         1,308,242
    1,329   Federal National Mortgage Assoc. ARM              4.488         04/01/35         1,315,804
    1,528   Federal National Mortgage Assoc. ARM              4.603         07/01/33         1,528,135
    1,451   Federal National Mortgage Assoc. ARM              4.767         07/01/35         1,438,714
    2,049   Federal National Mortgage Assoc. ARM               4.79         09/01/35         2,034,841
    1,780   Government National Mortgage Assoc.                4.50+  08/20/29 - 09/20/29    1,772,688
      355   Government National Mortgage Assoc.               4.125+  10/20/24 - 12/20/24      358,961
    1,575   Government National Mortgage Assoc.               4.375+  06/20/22 - 05/20/23    1,574,590
                                                                                            ----------
            TOTAL U.S. GOVERNMENT AGENCIES -
               MORTGAGE-BACKED SECURITIES
               (Cost $33,432,654)                                                           33,085,494
                                                                                            ----------
            U.S. GOVERNMENT AGENCIES -
               COLLATERALIZED MORTGAGE
               OBLIGATIONS (2.8%)
       58   Federal Home Loan Mortgage Corp. 2104 TE (PAC)     5.50         02/15/12            57,537
    1,707   Federal Home Loan Mortgage Corp. 2182 ZC           7.50         09/15/29         1,798,620
    2,111   Federal National Mortgage Assoc. 2005 - 27
               NA (PAC)                                        5.50         01/25/24         2,117,405
    1,147   Federal National Mortgage Assoc. 2005 - 52
               PA (PAC)                                        6.50         06/25/35         1,191,535
                                                                                            ----------
            TOTAL U.S. GOVERNMENT AGENCIES -
               COLLATERALIZED MORTGAGE
               OBLIGATIONS (Cost $5,259,005)                                                 5,165,097
                                                                                            ----------
            PRIVATE ISSUES - COLLATERALIZED MORTGAGE
               OBLIGATIONS (7.7%)
      768   Bear Stearns Series 2003-3 3A                      4.88+        10/25/33           770,239
    4,091   CountryWide Alt Ln Tst - 2005-81 X1 IO            0.955+        01/25/36           227,538
      900   Greenpoint Mortgage Fund (WI)                      5.75         02/25/35           921,375
   10,449   Harborview Mortgage Loan Trust - 2005-16 X3 IO    0.892+        01/19/36           372,242
    5,476   Harborview Mortgage Loan Trust - 2005-3, X2 IO    0.321+        06/19/35           148,882
    5,350   Harborview Mortgage Loan Trust - 2006-1 X1
               IO(WI)                                         0.354+        03/19/37           276,697
    3,976   Harborview Mortgage Loan Trust - 2005-16 X1 IO    1.118+        01/19/36           139,781
    7,123   Harborview Mortgage Loan Trust - 2005-2 X1 IO     0.665+        05/19/35           190,873
      975   Harborview Mortgage Loan - 2006-1 2A1A (WI)        4.81+        03/19/37           975,000
    2,000   Harborview Mortgage Loan Trust - 2005-16 4A1A     5.478+        01/19/36         2,045,624
      925   Luminent Mortgage Trust - 2006-1, A1              4.774+        04/25/36           925,000
      950   Structured Asset Mortgage (WI)                     4.75         02/25/36           950,000
    1,150   Structured Asset Mortgage (WI)                     4.75         02/25/36         1,150,000
      600   Residential Accredit Loan Inc. 2006-Q01 1A1        4.82+        02/25/46           600,000
      475   Residential Accredit Loan Inc. 2006-Q01 2A1        4.83+        02/25/46           475,000
    7,364   Washington Mutual Mortgage Pass-Through
               Certificates 2004-AR10 X IO                    0.609+        07/25/44           117,360
    4,170   Washington Mutual Mortgage Pass-Through
               Certificates 2004-AR8 X IO                     0.609+        06/25/44            66,466
    9,501   Washington Mutual Mortgage Pass-Through
               Certificates 2004-AR12 X IO                    0.634+        10/25/44           151,422
    1,700   Washington Mutual Mortgage Pass-Through
               Certificates 2005-AR15 A1B3                     4.87+        11/25/45         1,706,621
    1,725   Washington Mutual Mortgage Pass-Through
               Certificates 2005-AR13 A1B3                     4.89+        10/25/45         1,964,627
                                                                                            ----------
            TOTAL PRIVATE ISSUES - COLLATERALIZED MORTGAGE
               OBLIGATIONS (Cost $14,184,735)                                               14,174,747
                                                                                            ----------

            FOREIGN GOVERNMENT OBLIGATIONS (0.7%)
      665   Quebec Province (Canada)                           5.50   04/11/06        666,156
      670   United Mexican States (Mexico)                    8.625   03/12/08        723,265
                                                                                 ------------
            TOTAL FOREIGN GOVERNMENT OBLIGATIONS
               (Cost $1,433,135)                                                    1,389,421
                                                                                 ------------
            SHORT-TERM INVESTMENTS (2.0%)
            U.S. Government Obligation (a) (0.1%)
      200   U.S. Treasury Bill ** (Cost $196,166)              4.26   07/13/06        196,166
                                                                                 ------------
            Repurchase Agreement (1.9%)
    3,498   Joint repurchase agreement account
               (dated 01/31/06; proceeds $3,498,432) (b)
               (Cost $3,498,000)                              4.445   02/01/06      3,498,000
                                                                                 ------------
            TOTAL SHORT-TERM INVESTMENTS (Cost $3,694,166)                          3,694,166
                                                                                 ------------
            TOTAL INVESTMENTS
            (Cost $189,275,720) (c) (d)                        99.9%              184,466,262
            ASSETS IN EXESS OF OTHER LIABILITIES                0.1                   218,781
                                                              -----              ------------
            NET ASSETS                                        100.0%             $184,685,043
                                                              =====              ============

----------
PC   Participation Certificate.

IO   Interest-Only Security

ARM  Adjustable Rate Mortgage. Interest rate in effect as of January 31, 2006.

PAC  Planned Amortization Class.

WI   Security purchased on a when-issued basis.

*    Resale is restricted to qualified institutional investors.

** A portion of this security has been physically segregated in connection with open futures contracts in the amount of $44,200.

+ Floating rate security; rate shown is the rate in effect at January 31, 2006.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)  Collateralized by federal agency and U.S. Treasury obligations.

(c) Securities have been designated as collateral in an amount equal to $28,537,209 in connection with securities purchased on a forward commitment basis, when-issued securities and open futures contracts.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $65,738 and the aggregate gross unrealized depreciation is $4,875,195, resulting in net unrealized depreciation of $4,809,457.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2006:

                                                                           UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY      UNDERLYING FACE   APPRECIATION
CONTRACTS   LONG/SHORT          MONTH AND YEAR         AMOUNT AT VALUE   (DEPRECIATION)
---------   ----------   ---------------------------   ---------------   --------------
       45      Long      U.S. Treasury Notes 2 Year,    $  9,217,969        $(23,826)
                         March 2006
      132      Short     U.S. Treasury Notes 5 Year,     (13,956,938)         45,218
                         March 2006
       10      Short     U.S. Treasury Notes 5 Year,      (1,056,875)          1,301
                         June 2006
                                                                            --------
                         Net Unrealized Appreciation..................      $ 22,692
                                                                            ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 23, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
March 23, 2006


                                        3